Share-Based Compensation and Employee Benefit Plans - Summary of Changes in RSAs and RSUs Outstanding (Details) - 2017 Share Incentive Plan (SGH Plan) - RSAs and RSUs - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards outstanding, Shares, Beginning Balance	4,000	6,000
Awards granted, Shares	491,000		6,000
Awards vested and paid out, Shares	(117,000)	(2,000)
Awards outstanding, Shares, Ending Balance	378,000	4,000	6,000
Awards outstanding, Weighted average grant date fair value per share, Beginning Balance	$ 26.97	$ 26.97
Awards granted, Weighted average grant date fair value per share	7.75		$ 26.97
Awards vested and paid out, Weighted average grant date fair value per share	7.99	26.97
Awards outstanding, Weighted average grant date fair value per share, Ending Balance	$ 7.91	$ 26.97	$ 26.97
Awards outstanding, Aggregate intrinsic value	$ 6,956	$ 40	$ 63